Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of cash and cash equivalents
		2018	2017
	Note	US$m	US$m
Cash at bank and in hand		740	1,035
Money market funds and other cash equivalents		10,033	9,515
Balance per Group balance sheet		10,773	10,550
Bank overdrafts repayable on demand (unsecured)	22	(1)	(3)
Cash and cash equivalents included in Assets held for sale	19	117	-
Balance per Group cash flow statement		10,889	10,547